Share of net profit - Equity method (Tables)	12 Months Ended
Dec. 31, 2024
Share of net profit - Equity method
Schedule of share of net profit - Equity method

For the period
started January 1, 2024,
(in thousands of euros)	to December 31, 2024
General and administrative expenses	(3,292)
Net operating loss	(3,292)
Financial income	32
Financial expenses	(17)
Net financial income	15
Income (expense) tax	0
Net loss for the period	(3,277)
Exchange difference on translation of foreign operations	(920)
Items that will not be reclassified subsequently to profit or loss	(920)
Total comprehensive loss	(4,197)
Group’s share in%	15%
Share of net loss	(493)
Elimination of downstream sales	181
Share of net loss - Equity method	(313)

For the period
started October 11, 2023,
(in thousands of euros)	to December 31, 2023
Net loss for the period	(879)
Exchange difference on translation of foreign operations	247
Items that will not be reclassified subsequently to profit or loss	247
Total comprehensive loss	(632)
Group’s share in%	15%
Share of net loss	(134)
Elimination of downstream sales	(1,881)
Share of net loss - Equity method	(2,015)